Loans Payable (Details) - Schedule of Loans Payable Activity - Loans Payable [Member]	9 Months Ended
Sep. 30, 2023 USD ($)
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance	$ 1,339,705
Adjustments	(985,175)
Principal Repaid in Cash	571
New Issuances	355,101
Less: Principal beginning balance loans payable – current portion	1,308,516
Less: Principal beginning balance loans payable – current portion	332,885
Principal beginning balance Loans payable – non-current portion	31,189
Principal beginning balance Loans payable – non-current portion	22,216
Bounce Back Loan [Member]
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance	43,129
Adjustments	(9,155)
Principal Repaid in Cash	508
New Issuances	34,482
First Insurance - 2022 [Member]
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance	1,060,890
Adjustments	(976,020)
Principal Repaid in Cash
New Issuances	84,870
Other loans payable [Member]
Loans Payable (Details) - Schedule of Loans Payable Activity [Line Items]
Principal beginning balance	235,686
Adjustments
Principal Repaid in Cash	63
New Issuances	$ 235,749